CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 86,960	$ 60,117
Restricted cash		3,223
Short-term investment	$ 3,705	17,729
Accounts receivable, net of allowance for doubtful accounts of $4,458 and $1,727 as of December 31, 2014 and 2015, respectively	$ 9,457	23,534
Notes receivable		762
Prepaid concession fees	$ 8,114	$ 13,012
Consideration receivable	200,685
Other current assets	30,904	$ 7,319
Amount due from related parties	2,752	953
Deferred tax assets - current	$ 41	484
Assets held for sale		310
Current assets of discontinued operations		122,433
Total current assets	$ 342,618	249,876
Property and equipment, net	48,339	35,381
Prepaid equipment costs	27,708	45,176
Long-term investments	89,637	5,962
Long-term deposits	4,879	8,511
Deferred tax assets - non-current	4,483	10,251
Acquired intangible assets, net	2,325	521
Other non-current assets	$ 11,612	6,128
Assets of discontinued operation, non-current		33,791
TOTAL ASSETS	$ 531,601	395,597
Current liabilities:
Short-term loan (including short-term loan of the consolidated variable interest entities without recourse to AirMedia Group Inc. nil and nil as of December 31, 2014 and 2015, respectively)		3,000
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to AirMedia Group Inc. $33,302 and $33,818 as of December 31, 2014 and 2015, respectively)	$ 36,371	39,804
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to AirMedia Group Inc. $2,994 and $7,554 as of December 31, 2014 and 2015 respectively)	10,744	4,863
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to AirMedia Group Inc. $3,998 and $1,355 as of December 31, 2014 and 2015, respectively)	1,361	4,004
Income tax payable (including income tax payable of the consolidated variable interest entities without recourse to AirMedia Group Inc. $408 and $43,081 as of December 31, 2014 and 2015, respectively)	43,567	$ 967
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to AirMedia Group Inc. nil and $15,389 as of December 31, 2014 and 2015, respectively)	$ 15,389
Current liabilities of discontinued operations		$ 72,628
Total current liabilities	$ 107,432	125,266
Non-current liabilities:
Other non-current liabilities (including other non-current liabilities of the consolidated variable interest entities without recourse to AirMedia Group Inc. $1,257 and $1,205 as of December 31, 2014 and 2015, respectively)	1,205	1,257
Deferred tax liabilities - non-current (including deferred tax liabilities - non-current of the consolidated variable interest entities without recourse to AirMedia Group Inc. $130 and $91 as of December 31, 2014 and 2015, respectively)	91	$ 130
Provision for earnout commitment (including provision for earnout commitment of the consolidated variable interest entities without recourse to AirMedia Group Inc. nil and $25,240 as of December 31, 2014 and 2015, respectively)	$ 25,240
Liabilities of discontinued operations, non-current		$ 72
Total liabilities	$ 133,968	$ 126,725
Commitments and contingencies (Note 26 and Note 27)
Equity
Ordinary shares ($0.001 par value; 900,000,000 shares authorized in 2014 and 2015; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2014 and 2015, respectively; 119,942,413 shares and 124,395,645 shares outstanding as of December 31, 2014 and 2015, respectively)	$ 128	$ 128
Additional paid-in capital	317,414	323,167
Treasury stock (7,719,644 and 3,266,412 shares as of December 31, 2014 and 2015, respectively)	(3,778)	(9,236)
(Accumulated deficit) retained earnings	49,876	(99,138)
Accumulated other comprehensive income	22,928	33,815
Total AirMedia Group Inc.'s shareholders' equity	386,568	248,736
Non-controlling interests	11,065	20,136
Total equity	397,633	268,872
TOTAL LIABILITIES AND EQUITY	$ 531,601	$ 395,597